Transactions and Balances with Related Parties (Details) - Schedule of Current Assets under Related Parties - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of current assets [Abstract]
Advances to Pure Logistics (related party of Jeffs’ Brands) (note 4E)		$ 228
Other receivables (a related party of Gix Internet) (note 4F)	53	60
Other receivables (a related party of Eventer) (note 4D)	6	10
Current assets, total	$ 59	$ 298